Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]
As of December 31, 2018, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)
January 1, 2019~December 31, 2019	$2,361
January 1, 2020~December 31, 2020	1,601
January 1, 2021~December 31, 2021	386
January 1, 2022~December 31, 2022	298
January 1, 2023~December 31, 2023	182
January 1, 2024~December 31, 2024	46
$4,874